Income Taxes	12 Months Ended
Dec. 31, 2024
Income Taxes [Abstract]
INCOME TAXES

NOTE 13. INCOME TAXES

The Company files a consolidated federal income tax return and various state income tax returns. The amount of income taxes the Company records requires the interpretation of complex rules and regulations of federal and state taxing jurisdictions.

The components of the Company’s consolidated provision for income taxes from operations are as follows:

	Year Ended	Year Ended
	December 31, 2024	December 31, 2023
Current provision for income taxes:
Federal	$—	$—
State	—	—
Total Current provision for income taxes	$—	$—
Deferred income tax benefit:
Federal	$515,428	$(515,428)
State	93,072	(93,072)
Total Deferred income tax benefit	$608,500	$(608,500)
Total provision for income taxes	$608,500	$(608,500)

The Company and its subsidiaries are subject to income taxes on income arising in, or derived from, the tax jurisdictions in which they operate. The Company files federal and New Mexico income tax returns. The Company is current with all its federal and state tax filings. The 2023 through 2024 tax years generally remain subject to examination by the IRS and various state taxing authorities, although the Company is not currently under examination in any jurisdiction.

A reconciliation of the U.S. federal statutory rate to the Company’s effect income tax rate is as follows:

	Year Ended	Year Ended
	December 31, 2024	December 31, 2023
Tax statutory rate	21.0%	21.0%
Income tax benefit at the federal statutory rate	$(2,766,516)	$(125,655)
Change in entity tax status*	—	(1,088,171)
Change in tax rates	(21,329)	—
Nondeductible expenses	1,232,605	628,016
Return-to-provision adjustment	16,729	—
State taxes, net of federal benefit	(340,455)	—
Change in valuation allowance	2,487,466	—
Other	—	(22,690)
Income tax benefit	$608,500	$(608,500)
Effective income tax rate	(4.6)%	101.7%
*	See NOTE 1. ORGANIZATION AND BASIS OF PRESENTATION

GAAP requires deferred income tax assets and liabilities to be measured at the enacted tax rate expected to apply when temporary differences are to be realized or settled. Significant components of net deferred tax assets (liabilities) at December 31, 2024 and 2023 are as follows:

	December 31, 2024	December 31, 2023
Deferred tax assets:
Depreciation and depletion on oil and gas assets	$691,341	$466,890
Stock based compensation	311,178	—
Net operating loss carryforwards	1,494,132	154,976
Total deferred tax assets	$2,496,651	$621,866
Deferred tax liabilities:
Prepaid expenses	$(4,564)	$(6,178)
Other PPE depreciation	(4,621)	(7,188)
Total deferred tax liabilities	$(9,185)	$(13,366)
Net Deferred tax assets (liabilities)	$2,487,466	$608,500
Valuation allowance	(2,487,466)	—
Net	$—	$608,500

A valuation allowance for deferred tax assets, including net operating losses, is recognized when it is more likely than not that some or all of the benefit from the deferred tax asset will not be realized. To assess that likelihood, we use estimates and judgment regarding our future taxable income, and we consider the tax consequences in the jurisdiction where such taxable income is generated, to determine whether a valuation allowance is required. Such evidence can include our current financial position, our results of operations, both actual and forecasted, the reversal of deferred tax liabilities, and tax planning strategies as well as the current and forecasted business economics of our industry. The Company recorded a valuation allowance of $2,487,466 and $0 for the years ended December 31, 2024 and 2023, respectively.

As of December 31, 2024 and 2023, the Company has $6,005,503 and $625,104 federal net operating losses. The remaining net operating losses are subject to the 80% taxable income limitation. As of December 31, 2024 and 2023, the Company has $6,005,503 and $625,104 state net operating losses.

When more than a 50% change in ownership occurs, over a three-year period, as defined, the Tax Reform Act of 1986 limits the utilization of net operating loss carry forwards in the years following the change in ownership. In December 2024, the Company issued common stock to various parties in connection with the business combination. A Section 382 ownership study has not been completed yet. The management will continue to evaluate the occurrence of ownership change and the impact on utilization of prior year NOL.

We have evaluated whether there were material uncertain tax positions requiring recognition in our financial statements. During the period of 2023 to 2024, the Company recognized $0 uncertain tax liability.